SUPPLEMENT DATED JULY 15, 2024
                  TO THE VARIABLE ANNUITY PROSPECTUS
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             AMERICAN GENERAL LIFE INSURANCE COMPANY

                      SEPARATE ACCOUNT D
               Platinum Investor Variable Annuity
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This supplement describes a change to investment options available under your contract.

Effective July 15, 2024, the Putnam VT International Value Fund and Putnam VT Large Cap Value Fund will retain Franklin Advisers, Inc. as its subadvisor.





               Please keep this supplement with your prospectus